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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 9/30/00
                                               --------------

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    Arbor Capital LP
         ----------------------------------------------------------------------
Address: One Soasome St Suite 2900
         ----------------------------------------------------------------------
         San Francisco, CA 94104
         ----------------------------------------------------------------------
         Phone # (415) 835-3875
         ----------------------------------------------------------------------

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Robert Befumo
         ----------------------------------------------------------------------
Title:  Account Executive
         ----------------------------------------------------------------------
Phone:  (212) 251-3133
         ----------------------------------------------------------------------

Signature, Place, and Date of Signing:


  Robert Befumo                   New York, NY             11/6/00
------------------              ----------------        ------------
   [Signature]                   [City, State]             [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name
28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
_______   ___________________________   ________________________________

[Repeat as necessary.]







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                                            FORM         13F                                                     9/30/00

REPORT                    NG MANAG ER: Furma Selz LLC                                                             PAGE   1
---------------------------------------------------------------------------------------------------------------------------
                                            VALUATI      ON CURRENC Y:USD

ITEM 1                    ITEM 2   ITEM 3   ITEM 4       ITEM 5            ITEM   6     ITEM 7       ITEM 8

NAME OF ISSUER            TITLE    CUSIP    FAIR         SHARES OF    IN   VEST. DISC.  MANA- VOT    ING AUTHORITY

                          OF       NUMBER   MARKET       PRINCIPAL                SHARED GERS

                          CLASS             VALUE        AMOUNT       SOLE SHARED OTHER       SOLE   SHARED      NONE

                                                                      (A)  (B)    (C)         (A)    (B)         (C)

---------------------------------------------------------------------------------------------------------------------------

ACTERNA CORP              OTC EQ       00503U105   2,430,000     80,000 N X           ARBO        80,000

AVICI SYSTEMS INC         OTC EQ       05367L109   4,803,813     50,500 N X           ARBO        50,500

CACHEFLOW INC COM         OTC EQ       126946102     286,000      2,000 N X           ARBO         2,000

CISCO SYSTEMS INC         OTC EQ       17275R102  27,625,000    500,000 N X           ARBO       500,000

GLOBESPAN INC             OTC EQ       379571102  51,404,700    421,350 N X           ARBO       421,350

INRANGE TECHNOLOGIES CORP OTC EQ       45769V206   5,300,000    100,000 N X           ARBO       100,000

INTERWOVEN INC            OTC EQ       46114T102   1,130,625     10,000 N X           ARBO        10,000

JDS UNIPHASE CORP         OTC EQ       46612J101  12,309,375    130,000 N X           ARBO       130,000

MICROMUSE INC             OTC EQ       595094103  56,101,750    279,200 N X           ARBO       279,200

***NOKIA CORP-SPONSORED   COMMON       654902204   3,185,000     80,000 N X           ARBO        80,000
  AD

ORACLE SYSTEMS CORP       OTC EQ       68389X105  23,231,250    295,000 N X           ARBO       295,000

TRANSWITCH CORP           OTC EQ       894065101  24,416,250    383,000 N X           ARBO       383,000

VIGNETTE CORP             OTC EQ       926734104  18,970,625    635,000 N X           ARBO       635,000

VERITAS SOFTWARE CORP     OTC EQ       923436109 171,443,700  1,207,350 N X           ARBO     1,207,350

                                                 -----------

PAGE COLUMN TOTALS                               402,638,088

                                                 -----------

AGGREGATE COLUMN TOTALS                          402,638,088

[Repeat as necessary.]

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